FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Value at risk	$ 4,600	$ 3,600
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Value at risk	$ 70